Summary of Significant Accounting Policies (Tables)	6 Months Ended
Mar. 31, 2024
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of Land Use Rights	Land use rights are amortized using the straight-line method with the following estimated useful lives:
Useful life
Land use rights	46 -50 years

Schedule of Company’s Total Revenues by Geographic Market	The summary of the Company’s total revenues by geographic market for the six months ended March 31, 2024 and 2023 was as follows:
	For the Six Months Ended March 31,
	2024	2023
China domestic market	$2,661,717	$1,634,219
Overseas market	7,895,174	8,618,944
Total revenue	$10,556,891	$10,253,163

Schedule of Company’s Total Revenues by Product Categories	The summary of the Company’s total revenues by product categories for the six months ended March 31, 2024 and 2023 was as follows:
	For the Six Months Ended March 31,
	2024	2023
Wheelchair	$7,694,373	$8,381,323
Wheelchair components and others	2,862,518	1,871,840
Total revenue	$10,556,891	$10,253,163

Schedule of Currency Exchange Rates	The following table outlines the currency exchange rates that were used in creating the unaudited condensed consolidated financial statements in this report:
	For the Six Months Ended March 31,		For the Year Ended September 30,
	2024	2023	2023
Period-end spot rate	US$1=RMB 7.2221	US$1=RMB 6.8681	US$1=RMB 7.2952
Average rate	US$1=RMB 7.1828	US$1=RMB 6.9784	US$1=RMB 7.0511

Straight Line Method [Member]
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of Depreciation and Amortization of Property and Equipment	Depreciation and amortization of property and equipment is provided using the straight-line method over their expected useful lives, as follows:
Useful life
Property and buildings	20–25 years
Leasehold improvement	Lesser of useful life and lease term
Machinery and equipment	5–10 years
Automobiles	3–5 years
Office and electric equipment	3–5 years